Debt - $1,450 Senior Secured Credit Facility (Details) - USD ($)		12 Months Ended
	Mar. 20, 2013	Dec. 31, 2015	Apr. 28, 2016	Mar. 31, 2016	Dec. 31, 2014	Nov. 04, 2014	Jun. 26, 2014	Mar. 31, 2014
Debt Instrument [Line Items]
Debt outstanding		$ 3,592,300,000			$ 3,303,900,000
$1450 facility
Debt Instrument [Line Items]
Debt outstanding		$ 775,600,000
$1450 facility | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Interest rate added to LIBOR	7.50%
Guarantee fee	1.50%
Notes Payable to Banks
Debt Instrument [Line Items]
Debt instrument, covenant compliance, minimum market value of rigs to loan outstanding		135.00%
Line of Credit | $1450 facility
Debt Instrument [Line Items]
Debt outstanding		$ 382,600,000			422,900,000
Revolving Credit Facility
Debt Instrument [Line Items]
Assets pledged as collateral		3,800,000,000
Revolving Credit Facility | $1450 facility
Debt Instrument [Line Items]
Long-term line of credit						$ 433,000,000		$ 443,000,000
Maximum borrowing capacity	$ 1,450,000,000	$ 1,450,000,000			$ 1,450,000,000
Variable rate basis on debt issuance		LIBOR
Balloon payment to be paid							$ 86,000,000
Period remaining until refinancing	5 years
Assets pledged as collateral		$ 734,800,000
Facility subject to guarantee benefits						$ 307.4
Minimum | $1450 facility | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Interest rate added to LIBOR	1.20%
Maximum | $1450 facility | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Interest rate added to LIBOR	3.00%
West Vela | Notes Payable to Banks
Debt Instrument [Line Items]
Debt instrument, covenant compliance, minimum market value of rigs to loan outstanding		125.00%
Subsequent Event | Revolving Credit Facility | $1450 facility
Debt Instrument [Line Items]
Maximum borrowing capacity			$ 1,450,000,000
Subsequent Event | West Vela | Notes Payable to Banks
Debt Instrument [Line Items]
Debt instrument, covenant compliance, minimum market value of rigs to loan outstanding				140.00%